Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share
Loss per share

25.Loss per share

	Year Ended December 31,
(in thousands of $)	2021	2020	2019
Loss of the year	$(408,265)	$(608,455)	$(181,208)
Weighted average number of shares outstanding	51,075,827	45,410,442	38,619,121
Basic and diluted loss per share (in $)	$(7.99)	$(13.40)	$(4.69)

Earnings/losses per ordinary share are calculated by dividing the loss for the period by the weighted average number of ordinary shares during the year.

As the Company reported a net loss in 2021, 2020 and 2019, stock options have an anti-dilutive effect rather than a dilutive effect. As such, there is no difference between basic and diluted earnings/losses per ordinary share.